Cover	Feb. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 11, 2025
Entity File Number	000-19028
Entity Registrant Name	Muncy Columbia Financial Corporation
Entity Central Index Key	0000731122
Entity Tax Identification Number	23-2254643
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	232 East Street
Entity Address, City or Town	Bloomsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17815
City Area Code	570
Local Phone Number	784-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Trading Symbol	None
Security Exchange Name	NONE
Entity Emerging Growth Company	false